Other disclosures - Risk review - Maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	[1]	£ 350,255	£ 423,242
Netting and set-off		(184,265)	(273,602)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,383,199	1,403,390
Netting and set-off		(190,882)	(282,224)
Cash collateral		(34,978)	(43,760)
Non-cash collateral		(353,414)	(322,731)
Risk transfer		(13,461)	(13,964)
Net exposure		790,464	740,711
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,048,614	1,079,796
Netting and set-off		(190,882)	(282,224)
Cash collateral		(34,587)	(43,168)
Non-cash collateral		(320,863)	(294,762)
Risk transfer		(11,476)	(12,127)
Net exposure		490,806	447,515
Loans and advances to Banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		35,663	43,251
Netting and set-off		0	0
Cash collateral		(6)	(4)
Non-cash collateral		(583)	(4,896)
Risk transfer		(37)	(22)
Net exposure		35,037	38,329
Loans and advances to customers [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		365,552	392,784
Netting and set-off		(6,617)	(8,622)
Cash collateral		(623)	(739)
Non-cash collateral		(196,368)	(201,199)
Risk transfer		(4,357)	(5,182)
Net exposure		157,587	177,042
Reverse repurchase agrememnts and other similar secured lending [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		12,546	13,454
Netting and set-off		0	0
Cash collateral		0	(79)
Non-cash collateral		(12,226)	(13,242)
Risk transfer		0	0
Net exposure		320	133
Financial investments debt securities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		57,129	62,879
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(463)	(533)
Risk transfer		(853)	(1,286)
Net exposure		55,813	61,060
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		869	1,205
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		869	1,205
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		334,585	323,594
Netting and set-off		0	0
Cash collateral		(391)	(592)
Non-cash collateral		(32,551)	(27,969)
Risk transfer		(1,985)	(1,837)
Net exposure		299,658	293,196
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		19,012	19,908
Netting and set-off		0	0
Cash collateral		(318)	(247)
Non-cash collateral		(1,482)	(1,403)
Risk transfer		(228)	(130)
Net exposure		16,984	18,128
Documentary credits and other short-term trade-related transations [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		812	1,005
Netting and set-off		0	0
Cash collateral		(27)	(24)
Non-cash collateral		(11)	(18)
Risk transfer		(4)	(3)
Net exposure		770	960
Standby facilities, credit lines and other commitments [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		314,761	302,681
Netting and set-off		0	0
Cash collateral		(46)	(321)
Non-cash collateral		(31,058)	(26,548)
Risk transfer		(1,753)	(1,704)
Net exposure		281,904	274,108
Financial assets designated at fair value [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		111,611	74,013
Netting and set-off		0	0
Cash collateral		(866)	(705)
Non-cash collateral		(104,925)	(66,340)
Risk transfer		(344)	(432)
Net exposure		5,476	6,536
Financial assets designated at fair value [member] | Loans and advances [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		11,037	10,519
Netting and set-off		0	0
Cash collateral		(440)	(17)
Non-cash collateral		(5,497)	(4,107)
Risk transfer		(344)	(432)
Net exposure		4,756	5,963
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		54,340	41,764
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(128)	(270)
Risk transfer		0	0
Net exposure		54,212	41,494
Trading portfolio assets [member] | Cash and balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		171,082	102,353
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		171,082	102,353
Trading portfolio assets [member] | Items in the course of collection from other banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		2,153	1,467
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		2,153	1,467
Home loans [member] | Loans and advances to customers [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		147,002	144,765
Netting and set-off		0	0
Cash collateral		(158)	(184)
Non-cash collateral		(146,554)	(143,912)
Risk transfer		0	0
Net exposure		290	669
Credit cards, unsecured and other retail lending [member] | Loans and advances to customers [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		55,767	57,808
Netting and set-off		0	0
Cash collateral		(241)	(235)
Non-cash collateral		(3,995)	(5,258)
Risk transfer		(16)	(95)
Net exposure		51,515	52,220
Corporate loans [member] | Loans and advances to customers [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		162,783	190,211
Netting and set-off		(6,617)	(8,622)
Cash collateral		(224)	(320)
Non-cash collateral		(45,819)	(52,029)
Risk transfer		(4,341)	(5,087)
Net exposure		105,782	124,153
Reverse repurchase agreements [member] | Financial assets designated at fair value [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		100,040	63,162
Netting and set-off		0	0
Cash collateral		(426)	(688)
Non-cash collateral		(99,428)	(62,233)
Risk transfer		0	0
Net exposure		186	241
Other financial assets [member] | Financial assets designated at fair value [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		519	262
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		519	262
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		237,669	346,626
Netting and set-off		(184,265)	(273,602)
Cash collateral		(33,092)	(41,641)
Derivatives [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		12,549	16,273
Netting and set-off		(9,952)	(12,891)
Derivatives [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		237,669	346,626
Netting and set-off		(184,265)	(273,602)
Cash collateral		(33,092)	(41,641)
Non-cash collateral		(6,170)	(8,282)
Risk transfer		(5,885)	(5,205)
Net exposure		8,257	17,896
Debt securities [member] | Financial assets designated at fair value [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		15	70
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		15	70
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		51,200	38,789
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		51,200	38,789
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		3,140	2,975
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(128)	(270)
Risk transfer		0	0
Net exposure		£ 3,012	£ 2,705

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable n etting arrangements and ‘Amounts not subject to enforceable netting arrangements’